INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the year	$ 78,759,610	$ 39,052,925	$ 29,338,548
Business combination	11,182,602		5,611,918
Purchases of the year	233,471,036	229,990,487	112,084,246
Production costs	23,227,844	15,756,739	11,169,890
Foreign currency translation	806,106	2,323,554	(509,874)
Subtotal	347,447,198	287,123,705	157,694,728
Inventories as of the end of the year	111,990,145	78,759,610	39,052,925
Cost of sales	$ 235,457,053	$ 208,364,095	$ 118,641,803